Convertible Notes Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 15, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Convertible Notes Payable (Details) [Line Items]
Warrants purchase to shares (in Shares)			1,650,000
Common stock warrants exercise price (in Dollars per share)			$ 0.2		$ 0.3
Additional expenses and deposit fees			$ 1,250
Convertible notes payable, description	the Company entered into Exchange Agreements with the holders of the Notes. Pursuant to these Exchange Agreements, the holders agreed to exchange the Notes in the aggregate principal amount of $330,000 and 1,650,000 Warrants for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.		The Company would issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company issued 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Warrants of beneficial conversion feature			$ 253,000
Amortization of debt discount premium			$ 268,125	$ 61,875
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants terms			5 years
Purchase Agreements [Member]
Convertible Notes Payable (Details) [Line Items]
Issued and sale of convertible promissory aggregate principal amount		$ 330,000
Warrants purchase to shares (in Shares)		1,650,000
Net proceeds		$ 295,000
Net of origination issue discount		30,000
Net of origination fees		$ 5,000
Common stock warrants exercise price (in Dollars per share)			$ 0.2